Balance Sheets (Annual) - Annual Report - USD ($)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 141,928	$ 80,479
Other receivables	11,201	0
Prepaid expense	130,797	800
TOTAL CURRENT ASSETS	283,926	81,279
FIXED ASSETS
Computer and office equipment	16,189	1,522
Accumulated depreciation	(2,027)	(228)
NET FIXED ASSETS	14,162	1,294
OTHER ASSETS
Deposits	2,550	0
Prepaid Expense	65,891	0
Total Other Assets	68,841	0
TOTAL ASSETS	366,528	82,573
CURRENT LIABILITIES
Accounts Payable	25,842	0
Accrued expenses	23,917	0
Accrued payroll tax	1,778	1,846
Derivative Liabilities	1,099,707	0
TOTAL CURRENT LIABILITIES	1,151,242	1,846
LONG-TERM LIABILITY
Convertible debentures, net of $107,016 discount	162,084	0
TOTAL LONG-TERM LIABILITIES	162,084	0
TOTAL LIABILITIES	1,313,328	1,846
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred series A Stock, $1 par value, 21 shares authorized; 0 shares issued and outstanding	0	0
Common stock, $0.001par value, 200,000,000 shares authorized; 38,909,000 and 0 shares issued and outstanding	38,909	0
Common stock to be issued	1,048	13,890
Additional paid in capital	2,372,867	985,960
Retained Deficit	(3,359,623)	(919,123)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 366,528	$ 82,573